FAIR VALUE MEASUREMENT- Additional Information (Detail) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
The amount of fair value to which the carrying amounts of certain cost and equity method investments (Note 4), goodwill (Note 8) and intangible assets (Note 8) are written down	0